Subsequent Events - Additional Information (Detail)		1 Months Ended
	Mar. 31, 2026 shares	Mar. 31, 2026 shares
Subsequent Event [Line Items]
Common stock, shares, outstanding	4,033,333	4,033,333
Shares forfeited and canceled	66,667
Founder Shares [Member]
Subsequent Event [Line Items]
Stockholders' equity note, stock split, conversion ratio		1.33333
Founder Shares [Member] | Sponsor [Member]
Subsequent Event [Line Items]
Common stock, shares, outstanding	3,833,333	3,833,333
EBC Founder Shares [Member]
Subsequent Event [Line Items]
Stockholders' equity note, stock split, conversion ratio		1.33333
EBC Founder Shares [Member] | EBC [Member]
Subsequent Event [Line Items]
Common stock, shares, outstanding	266,667	266,667
Shares forfeited and canceled	66,667